October 27, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 43 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purposes of this filing are to: provide updating information for the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund, Compass EMP Alternative Strategies Fund, Eventide Gilead Fund, Day Hagan Tactical Allocation Fund of ETFs, Listed Private Equity Plus Fund, SMH Representation Trust, and the Catalyst Value Fund (Class I shares only); and (ii) conform the prospectuses to the requirements of the new form N-1A statutory and summary prospectus requirements.

Additionally, on behalf of the Registrant and its principal underwriter, we hereby request acceleration of the effectiveness of this filing to November 1, 2010.  This request for acceleration is being made because the original electronic filing, Post-Effective Amendment No. 40 to the Trust’s Registration Statement, on September 2, 2010 incorrectly identified the series to which it applied.  Had that filing contained the proper series and class identifiers, it would have been scheduled to become effective on November 1, 2010, the same date requested herein.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

Catalyst Funds

/s/ David F. Ganley

David F. Ganley

Secretary

Matrix Capital Group

/s/ David F. Ganley

David F. Ganley

Senior V.P.